SHARE-BASED PAYMENTS (Details)			1 Months Ended
	Mar. 18, 2020 Options	Mar. 04, 2020 EquityInstruments Options	May 31, 2020 EquityInstruments Options employee director	Jan. 31, 2020 EquityInstruments Options employee
Disclosure of terms and conditions of share-based payment arrangement
Number of shares options granted		1,332,195	2,326,555	3,942,284
Number of RSUs granted | EquityInstruments		194,887	173,155	194,887
Number of persons employee compensation | employee			29	12
CEO
Disclosure of terms and conditions of share-based payment arrangement
Number of shares options granted	1,676,425
Directors
Disclosure of terms and conditions of share-based payment arrangement
Number of shares options granted			440,000
Number of directors | director			4